Share-Based Payment	12 Months Ended
Jun. 30, 2019
Share Based Payment [Abstract]
SHARE-BASED PAYMENT

NOTE 18 – SHARE-BASED PAYMENT

a)	The 2017 Stock Incentive Plan (the "2017 Plan")

In November 2017, the Company's shareholders and Board of Directors ("Board") approved the 2017 Plan. The 2017 Plan provides for discretionary grants of, among others, RSU, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the Plan is to recognize contributions made to the Company by such individuals and to provide them with additional incentive to achieve the objectives of the Company. The Board authorized up to 2,210,000 shares for grants under the terms of the 2017 Plan. The grants under the 2017 Plan generally have a maximum contractual term of ten years from the date of grant. The terms of individual agreements for various grants under the Plan will be determined by the Board (or its Compensation Committee) and may contain both service and performance conditions.

Stock options

On November 20, 2018, the Company granted an aggregate of 306,967 stock options to key employees and senior executives under the 2017 Plan. The stock options are valid for a period of 10 years from the grant date and cliff vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 20, 2019 and the second, third and fourth 25% cliff vest on November 20, 2020, 2021 and 2022, respectively.

The options granted to employees are accounted for as equity awards and measured at their grant date fair value using binomial lattice model. The weighted-average grant-date fair value per share was $3.13 for senior executives and $2.87 for key employees, respectively. The estimated total fair value of stock options granted was $0.9 million at the grant date. The Company recognizes the compensation expenses over the service requisite periods using the accelerated method. Share-based compensation cost of $0.3 million was recognized for the year ended June 30, 2019.

The assumptions used to value the Company's stock options grants were as follows:

For the years ended June 30, 2019
Expected volatility	47%
Risk-free interest rate	3.06%
Exercise multiples	2.2~2.8
Expected dividend yield	0%
Forfeited rates	5~10%
Fair market value per common share	$5.80

Expected volatilities are based on historical volatilities of the similar public companies' common shares over the respective expected term of the share-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the share-based awards. The exercise multiples are the share price multiples upon which the employees are likely to exercise share options. Fair market value per common share are the market value of the Company's stocks on the grant date.

The following table sets forth the summary of stock options activities:

	Number of stock options	Weighted Average Exercise Price	Weighted Average Grant-date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

Outstanding as of July 1, 2018	-
Granted	306,967	$5.25	$3.00
Exercised	-
Forfeited or expired	(12,560)	$5.25	$2.87
Outstanding as of June 30, 2019	294,407	$5.25	$3.01	9.4 years	117,763
Outstanding and exercisable as of June 30, 2019	-				-
Vested and expected to vest as of June 30, 2019	276,447	$5.25	$3.02	9.4 years	110,579

The aggregate intrinsic value in the table above represents the difference between the closing stock price on the last trading day in fiscal 2019 and the options' respective exercise price. Total intrinsic value of options exercised for the year ended June 30, 2019 was nil.

As of June 30, 2019, there was $0.6 million of unrecognized compensation cost, adjusted for estimated forfeitures based on historical data, related to non-vested stock options granted to the Company's employees and directors. Total unrecognized compensation cost is expected to be recognized over a period of 3.4 years as of June 30, 2019. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Restricted Share Units

On July 12, 2018, the Company granted an aggregate of 671,469 restricted share units ("RSUs") to key employees and directors under the 2017 Plan. RSUs granted to key employees and directors generally vest within two years. RSUs are valid for a period of 10 years from the grant date. RSUs cliff vest in three installments, with the first 33% vesting on the grant date, second 33% and remaining 34% vest at the end of the first and second anniversary, respectively. The weighted-average grant-date fair value per share was $12.22 and the estimated total fair value of the RSUs granted was $8.2 million.

On June 11, 2019, the Company granted 12,000 RSUs to a key employee under the 2017 Plan. The RSUs granted to the employee fully vest in one year after the grant date. The RSUs are valid for a period of 10 years from the grant date. The weighted-average grant-date fair value per share was $5.91 and the estimated total fair value of the RSUs granted was $70,920.

The weighted-average fair value per share is determined as the closing stock price at the grant date.

The Company recognizes the compensation expenses over the service requisite periods using the accelerated method. Share-based compensation cost of $6.7 million was recognized for the year ended June 30, 2019.

The following table sets forth the summary of RSUs activities:

	Number of Shares	Weighted-Average Grant Date Fair Value

Outstanding as of July 1, 2018	-	-
Granted	683,469	$12.11
Vested	(223,821)	$12.22
Outstanding as of June 30, 2019	459,648	$12.06

As of June 30, 2019, there was $1.5 million of unrecognized compensation cost, adjusted for estimated forfeitures based on historical data, related to non-vested, service-based RSUs granted to the Company's employees and directors. The RSUs are expected to be recognized over a weighted-average period of 2.0 years. The total fair value of the restricted share units vested was $2.7 million during the year ended June 30, 2019.

b)	2019 Equity Incentive Plan (the "2019 Plan")

In April, 2019, the Company's shareholders and Board approved the 2019 Plan. The 2019 Plan provides for discretionary grants of, among others, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the 2019 Plan is to recognize contributions made to the Company by such individuals and to provide them with additional incentive to achieve the objectives of the Company. The Board authorized up to 2,220,000 shares for grants under the terms of the 2019 Plan. No share has been granted under the 2019 Plan as of June 30, 2019.

During the year ended June 30, 2019, the Company recognized total share-based compensation expenses of $7.02 million, including $9,472, $46,100 and $6,960,517 in cost of revenues, selling and marketing expenses, and general and administrative expenses, respectively.